Property, Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified														12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Dec. 31, 2012 Land and improvements [Member] Successor	Dec. 31, 2011 Land and improvements [Member] Successor	Dec. 31, 2012 Buildings and improvements [Member] Successor	Dec. 31, 2011 Buildings and improvements [Member] Successor	Dec. 31, 2012 Machinery and equipment [Member] Successor	Dec. 31, 2011 Machinery and equipment [Member] Successor	Dec. 31, 2012 Construction in progress [Member] Successor	Dec. 31, 2011 Construction in progress [Member] Successor	Dec. 31, 2011 Minimum [Member] Land and improvements [Member]	Dec. 31, 2011 Minimum [Member] Buildings and improvements [Member]	Dec. 31, 2011 Minimum [Member] Machinery and equipment [Member]	Dec. 31, 2012 Maximum [Member] Land and improvements [Member]	Dec. 31, 2012 Maximum [Member] Buildings and improvements [Member]	Dec. 31, 2012 Maximum [Member] Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment				$ 895,953	$ 780,287	$ 91,456	$ 92,386	$ 197,330	$ 193,189	$ 511,753	$ 415,828	$ 95,414	$ 78,884
Accumulated depreciation				(267,345)	(160,570)
Property, Plant and Equipment, Net, Total	$ 624,708	$ 628,608	$ 619,717	$ 628,608	$ 619,717
Estimated Useful Lives														10 years	10 years	5 years	25 years	40 years	10 years